Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 28,303	$ 3,878	¥ (93,104)	¥ (239,588)
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	463	63	697	2,744
Amortization of right-of-use assets	1,109	152	1,118	597
Share-based compensation expenses	18	2	105	16,724
(Gain)/loss on short-term investments	(240)	(33)	518	(363)
Impairment loss for non-current assets				7,642
Impairment loss for short-term investments				149,371
Impairment loss for goodwill			454
Impairment loss for long-term equity investment	1,000	137	3,000	8,000
Impairment loss for equity method investments	4,029	552	15,279	62,623
Share of loss/(profit) from equity method investments, net of income tax	196	27	(442)	2,020
(Reversal)/provision of credit losses of accounts receivable, prepayments and other assets	78,197	10,713	201,885	(67,605)
Accounts payable write-off benefit	(151,514)	(20,757)	(167,928)	(33,605)
Loss on written off of property, plant and equipment	241	33	275	1,280
Foreign currency exchange (gain)/loss	8,419	1,153	(333)	(375)
Gain on acquisition of subsidiaries	(272)	(37)
Gain on disposal of subsidiaries	(1,412)	(193)	(3,330)
Changes in operating assets and liabilities
Accounts receivable	54,140	7,417	97,777	497,585
Prepayments and other assets	(16,443)	(2,253)	(80,528)	3,359
Other non-current assets	2,656	364	(4,439)
Accounts payable	3,692	506	(85,158)	(452,275)
Amounts due to related parties	(34,251)	(4,693)	(10,697)	(30,848)
Customers’ refundable fees	(15,392)	(2,109)	807	(250)
Accrued expenses and other payables	(17,363)	(2,379)	(59,159)	(59,509)
Lease liabilities	(1,017)	(139)	(989)	(769)
Income tax payables	(4,929)	(675)	(1,926)	6,259
Net cash used in operating activities	(60,370)	(8,271)	(186,118)	(126,983)
Cash flows from investing activities
Purchase of property, plant and equipment	(8,179)	(1,121)	(296)	(194)
Prepayment for acquisition of property	(23,060)	(3,159)
Proceeds from disposal of property, plant and equipment				40
Investment in equity method investments	(18,141)	(2,485)		(33,154)
Return of capital from equity method investees			45,553	19,547
Cash (paid for)/received from acquisition of subsidiaries, net of cash acquired	215	29		(648)
Cash received from disposal of subsidiaries	68	9
Cash paid for short-term investments	(334,447)	(45,819)	(63,812)	(464,914)
Proceeds from disposal of short-term investments	237,562	32,546	49,982	320,055
Net cash (used in)/provided by investing activities	(145,982)	(20,000)	31,427	(159,268)
Cash flows from financing activities
Contribution from non-controlling shareholders	1,905	261	635	490
Proceeds from issuance of ordinary shares, net of issuance costs	88,560	12,133	46,632	3,136
Proceeds from issuance of convertible promissory note, net of issuance costs			145,064
Proceeds from regular warrants exercised	25,313	3,468
Proceeds from issuance and exercise of pre-funded warrants	30,848	4,226
Cash received from short-term bank borrowings				72,500
Repayment for short-term bank borrowings			(72,500)	(134,780)
Net cash (used in)/provided by financing activities	146,626	20,088	119,831	(58,654)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,311	728	(3,986)	11,412
Net decrease in cash, cash equivalents and restricted cash	(54,415)	(7,455)	(38,846)	(333,493)
Cash, cash equivalents and restricted cash at the beginning of the year	143,899	19,714	182,745	516,238
Cash, cash equivalents and restricted cash at the end of the year	89,484	12,259	143,899	182,745
Cash, cash equivalents and restricted cash
Cash and cash equivalents	75,351		121,733	143,934
Restricted cash	14,133		22,166	38,811
Cash, cash equivalents and restricted cash at the end of the year	89,484		143,899	182,745
Supplemental disclosures of cash flow information
Interest paid	(946)	(130)	(326)	(6,157)
Income tax paid	(33)	(5)	(37)	(812)
Supplemental disclosure of non-cash flow information
Lease liabilities arising from obtaining right-of-use assets	¥ 1,993	$ 273	¥ 366	¥ 2,351